Borrowings and debt - Schedule of breakdown of borrowings and long-term debt (original maturity of more than one year), along with contractual interest rates, plus prepaid commissions (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	$ 329,888	$ 477,010
Total long-term debt	1,398,223	1,116,033
Total long-term borrowings and debt	1,728,111	1,593,043
Less: Prepaid commissions	(5,991)	(7,707)
Total long-term borrowings and debt, net	1,722,120	1,585,336
Short-term, debt	34,213	49,350
Short term borrowings and debt	1,582,058	380,935
US dollar
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	812,496	910,296
Short term borrowings and debt	1,401,122	299,957
Mexican peso
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	643,490	509,687
Short term borrowings and debt	180,936	80,978
Euro
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	121,443	101,469
Japanese yen
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	116,518	71,591
Australian dollar
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	18,174	0
Sterling pound
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	5,011	0
Swiss franc
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	10,979	0
At fixed interest rates
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	115,043	68,190
Total long-term debt	$ 927,550	$ 784,006
At fixed interest rates | Long Term Borrowings And Debt | Australian dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.41%	0.00%
At fixed interest rates | Long Term Borrowings And Debt | Sterling pound
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.50%	0.00%
At fixed interest rates | Long Term Borrowings And Debt | Swiss franc
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.35%	0.00%
At floating interest rates
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	$ 214,845	$ 408,820
Total long-term debt	470,673	332,027
Short-term, debt	$ 34,213	$ 49,350
At floating interest rates | Long Term Borrowings And Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate		0.52%
Minimum of the year | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate		2.04%
Minimum of the year | At fixed interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.50%	6.77%
Minimum of the year | At fixed interest rates | Long Term Borrowings And Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.23%	0.90%
Minimum of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	0.50%	0.45%
Minimum of the year | At floating interest rates | US dollar
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	0.35%	0.47%
Minimum of the year | At floating interest rates | Mexican peso
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	5.39%	4.97%
Minimum of the year | At floating interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.97%	1.16%
Minimum of the year | At floating interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	5.43%	4.87%
Minimum of the year | At floating interest rates | Long Term Borrowings And Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.40%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	2.38%	3.05%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	9.09%	9.09%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate	3.75%	3.75%
Maximum of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	2.02%	1.40%
Maximum of the year | At floating interest rates | US dollar
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	0.81%	1.65%
Maximum of the year | At floating interest rates | Mexican peso
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	6.56%	5.05%
Maximum of the year | At floating interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.80%	1.85%
Maximum of the year | At floating interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.87%	5.74%
Maximum of the year | At floating interest rates | Long Term Borrowings And Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.95%
At fixed interest rates | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.80%